UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03174

Touchstone Tax-Free Trust

 (Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

 (Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

 (Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – September 30, 2012 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Fixed Rate Revenue and General Obligation Bonds — 96.0%
$1,480,000	Lakewood OH CSD (Sch Impt) UTGO Ser 2004 Pre-refunded @ $100	5.250	12/01/14	$1,636,525
325,000	Warren OH Wtr Wks Rev Ser 1997	5.500	11/01/15	340,795
470,000	Buckeye Valley OH LSD UTGO Ser 1995 A	6.850	12/01/15	511,567
480,000	Columbus-Polaris OH Hsg Corp. Ser 1979 Pre-refunded @ $100	7.400	01/01/16	559,618
1,000,000	Little Miami OH LSD (Sch Impt) UTGO Ser 2006 Pre-refunded @ $100	5.000	12/01/16	1,186,670
750,000	Cleveland OH LTGO Ser 2005 A	5.000	10/01/17	835,432
1,210,000	Cincinnati OH Tech College Ser 2002	5.250	10/01/21	1,269,375
450,000	Columbus OH TIF Rev (Polaris) Ser 2004 A	4.750	12/01/23	465,921
865,000	Fairfield Co OH LTGO Ser 2005	5.000	12/01/23	971,585
600,000	OH St Higher Edl Fac (Univ Dayton) Ser 2004	5.000	12/01/23	629,664
1,000,000	Toledo OH CSD (Sch Facs Impt) UTGO Ser 2003 B	5.000	12/01/23	1,054,840
1,000,000	Hamilton Co OH Hosp Facs Rev (Cincinnati Childrens Hosp) Ser 2004 J	5.000	05/15/24	1,025,050
500,000	New Albany OH Cmnty Auth Ser 2012 C	5.000	10/01/24	586,745
2,000,000	Canal Winchester OH LSD UTGO Ser 2007	4.750	12/01/24	2,199,560
1,040,000	Franklin Co OH Hosp Rev (Impt The Childrens Hosp) Ser 2005 C	5.000	05/01/25	1,093,591
810,000	Big Walnut OH LSD (Sch Facs Const & Impt) UTGO Ser 2004	5.000	12/01/25	891,842
1,000,000	Univ Of Cincinnati OH Recpts Ser 2006 A	4.750	06/01/26	1,112,470
1,500,000	Richland Co OH Hosp Facs Rev (Medcentral Health Sys Oblig) Ser 2006	5.125	11/15/26	1,595,010
1,090,000	Fairborn OH CSD (Sch Impt) UTGO Ser 2006	5.000	12/01/26	1,238,175
1,000,000	Kings OH LSD (Sch Impt) UTGO Ser 2007	5.000	12/01/26	1,123,760
1,000,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser 2007	5.000	12/01/26	1,121,170
1,500,000	OH St Higher Edl Fac (Univ Dayton) Ser 2006	5.000	12/01/26	1,622,445
2,100,000	Oregon OH CSD UTGO Ser 2005	5.000	12/01/27	2,307,081
2,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser 2009 B	5.125	01/01/28	2,232,300
1,000,000	OH St Higher Edl Fac (Higher Edl Fac Xavier Univ) Ser 2008 C	5.750	05/01/28	1,144,850
830,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2007	5.000	12/01/28	958,177
1,185,000	Delaware OH LTGO Ser 2006	5.000	12/01/28	1,347,274
875,000	Licking Heights OH LSD UTGO Ser 2000	6.400	12/01/28	1,281,586
1,000,000	Mason OH Swr Sys Rev (Impt) Ser 2004	5.000	12/01/28	1,076,420
1,500,000	Reynoldsburg OH CSD (Sch Facs Constr & Impt) UTGO Ser 2008	5.250	12/01/28	1,708,410
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network) Ser 2009	5.125	04/01/29	698,860
345,000	Univ Of Toledo OH Ser 2011 B	5.000	06/01/29	397,272
1,000,000	Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways) Ser 2008 B	5.000	10/01/29	1,112,120
1,000,000	Franklin Co OH Hosp Rev (Impt Nationwide Childrens Hosp) Ser 2009	4.750	11/01/29	1,094,960
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2009	4.500	12/01/29	1,105,380
895,000	Milton Union OH Exempted Village SD (Sch Impt) Ser 2009	4.875	12/01/29	1,003,796
320,000	Brookfield OH LSD (Sch Facs Impt) UTGO Ser 2008	5.000	01/15/30	352,931
1,000,000	Hamilton Co OH Rev (Stratford Heights) Ser 2010	5.000	06/01/30	1,124,290
1,000,000	Green OH Cmnty Learning Ctr Ser 2012	4.000	12/01/30	1,068,900
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig) Ser 2011	5.250	04/01/31	545,390
1,000,000	Wright OH St Univ (Gen Recpts) Ser 2011 A	5.000	05/01/31	1,111,860
1,500,000	Cincinnati OH CSD (Sch Impt) LTGO Ser 2010	5.000	06/01/31	1,729,425
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen) Ser 2011	5.125	08/01/31	820,365
835,000	Green OH (Str Impt Tax Increment) LTGO Ser 2011	4.500	12/01/31	901,533
1,000,000	Mount Healthy OH CSD (Sch Impt) UTGO Ser 2008	5.000	12/01/31	1,101,740
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser 2012 A	4.500	05/01/32	1,106,490
1,000,000	Hamilton Co OH Hlthcare Facs (Christ Hosp Proj) Ser 2012	5.250	06/01/32	1,089,260
1,300,000	Cincinnati OH Wtr Sys Rev Ser 2007 B	5.000	12/01/32	1,480,726
1,000,000	Hamilton Co OH Swr Sys Rev (Impt Greater Cincinnati Met) Ser 2007 A	5.000	12/01/32	1,139,020
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 2010	4.750	12/01/32	1,177,946
2,000,000	Cincinnati OH EDR (U Square The Loop) Ser 2011	5.000	11/01/33	2,271,500
	Total Fixed Rate Revenue and General Obligation Bonds			$57,561,672

1

Touchstone Ohio Tax-Free Bond Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Variable Rate Demand Notes — 2.7%
$1,000,000	OH St Air Quality Dev Auth (Poll Control First Energy) Ser 2012	2.250	08/01/29	$1,001,880
200,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2008 B (LOC: JP Morgan Chase Bank NA)	0.200	10/01/31	200,000
400,000	OH St Hgr Edl Fac Rev (Case Western) Ser 2002 A	0.210	10/01/31	400,000
	Total Variable Rate Demand Notes			$1,601,880
	Total Investment Securities —98.7%
	(Cost $54,141,480)			$59,163,552
	Other Assets in Excess of Liabilities — 1.3%			775,093
	Net Assets — 100.0%			$59,938,645

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$59,163,552	$—	$59,163,552

See accompanying Notes to Portfolio of Investments.

2

Portfolio of Investments

Touchstone Ohio Tax-Free Money Market Fund – September 30, 2012(Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Fixed Rate Revenue and General Obligation Bonds — 23.9%
$100,000	OH St Bldg Auth (Juvenile Corr) Ser 2009 A	5.000	10/01/12	$100,000
100,000	OH St Cultural & Sports Capi Ser 2008 B	4.000	10/01/12	100,000
300,000	OH St Cultural & Sports Capi Ser 2006 B	5.000	10/01/12	300,000
2,000,000	Newark OH (BANS Var Purp) LTGO Ser 2012	1.300	10/03/12	2,000,093
1,325,000	Kent OH (BANS Var Purp) LTGO Ser 2011	1.000	10/10/12	1,325,129
1,350,000	Kent OH (BANS Var Purp) LTGO Ser 2012	1.375	10/10/12	1,350,306
1,050,000	Brecksville OH (BANS Var Purp) LTGO Ser 2012	1.125	10/12/12	1,050,243
2,000,000	Lakewood OH (BANS Purp Impt) LTGO Ser 2012	1.125	10/18/12	2,000,671
2,500,000	Wyoming OH CSD (BANS (Sch Impt)) UTGO Ser 2012	1.500	10/23/12	2,501,497
1,700,000	AMP OH, Inc. (BANS Var Purp) Ser 2011	1.250	10/25/12	1,700,280
2,000,000	Springboro OH (Real Estate Acquisition Nts) Ser 2011	2.000	10/26/12	2,001,489
2,100,000	Bath OH LSD (BANS Sch Construction) UTGO Ser 2012	1.250	11/15/12	2,102,049
250,000	N.E. OH Regl Swr Dist Ser 2005	4.000	11/15/12	251,098
1,995,000	AMP OH, Inc. (BANS Elec Sys Impt Bowling Gre) Ser 2011	1.250	11/20/12	1,995,271
2,000,000	Obetz OH (BANS Var Purp) LTGO Ser 2012	2.250	11/29/12	2,004,023
200,000	Cincinnati OH CSD (Sch Impt) LTGO Ser 2002 Pre-refunded @ $100	5.250	12/01/12	201,634
200,000	OH St Wtr Dev Auth (Drinking Wtr Fd Leverage) Ser 2002 Pre-refunded @ $100	5.500	12/01/12	201,723
515,000	Princeton OH CSD Spl (TANS Perm Impt) UTGO Ser 2012	2.000	12/01/12	516,284
750,000	Morrow Co OH (BANS) LTGO Ser 2012	1.500	01/17/13	752,201
2,000,000	Cleveland OH Wtr Rev (Nts Sub Lien) Ser 2012	1.500	01/25/13	2,001,916
1,400,000	Warrensville Heights OH (BANS) LTGO Ser 2012	1.500	01/30/13	1,402,760
575,000	Warrensville Heights OH (BANS Var Purp) LTGO Ser 2012	1.750	02/26/13	577,313
2,800,000	Butler Technology & Career Dev (BANS Sch Impt) LTGO Ser 2012	1.500	03/14/13	2,809,989
125,000	OH St Bldg Auth (Juvenile Correctional Bldg) Ser 2003 Pre-refunded @ $100	5.000	04/01/13	127,805
1,200,000	Springboro OH (BANS Street Impt) LTGO Ser 2012	1.500	04/04/13	1,204,525
1,500,000	New Albany OH Cmnty Auth (Multi Purp Infra) Ser 2012	1.000	05/31/13	1,502,466
270,000	Univ Of Cincinnati OH Recpts (Ser C) Ser 2009	3.000	06/01/13	274,479
125,000	Univ Of Cincinnati OH Recpts (Ser B) Ser 2010	3.000	06/01/13	127,068
1,350,000	Licking Co OH (BANS) LTGO Ser 2012	1.250	06/11/13	1,356,981
1,235,000	Kirtland OH (BANS Var Purp) LTGO Ser 2012	1.000	07/17/13	1,238,884
1,474,000	Olmsted Falls OH (BANS Var Purp Impt) UTGO Ser 2012	1.000	08/07/13	1,478,343
2,000,000	American Muni Pwr, Inc. OH (BANS Elec Sys Impt) Ser 2012	1.000	08/08/13	2,001,709
1,205,000	Cuyahoga Heights OH (BANS Var Purp) LTGO Ser 2012	2.000	09/12/13	1,216,305
1,000,000	Hamilton OH (Bans Var Purp) LTGO	1.125	10/03/13	1,005,200
	Total Fixed Rate Revenue and General Obligation Bonds			$40,779,734
	Variable Rate Demand Notes — 75.2%
6,360,000	Allen Co OH Hosp Facs Rev (Catholic Hlthcare) Ser 2010 C (LOC: Bank Of Nova Scotia)	0.200	10/01/12	6,360,000
3,090,000	Cuyahoga Co OH Rev (Cleveland Clinic) Ser 2011 B1 (SPA: Wells Fargo Bank NA)	0.130	10/01/12	3,090,000
5,200,000	Montgomery Co OH Rev (Miami Vy Hosp) Ser 2011 B (SPA: Barclays Bank PLC)	0.150	10/01/12	5,200,000
5,195,000	OH St Higher Edl Facs (Case Western) Ser 2002 A (SPA: Well Fargo Bank NA)	0.210	10/01/12	5,195,000
4,760,000	OH St Wtr Dev Auth Rev (First Energy) Ser 2011 C (LOC: UBS AG)	0.200	10/01/12	4,760,000
1,000,000	Blue Ash OH EDR (Ursuline Academy) Ser 2011 (LOC: PNC Bank NA)	0.170	10/05/12	1,000,000
700,000	Butler Co OH Capital Funding (CCAO Low Cost Cap) Ser 2005 A (LOC: U.S. Bank NA)	0.170	10/05/12	700,000
3,300,000	Butler Co OH Hlthcare Facs Rev (Colonial Sr Svcs Inc) Ser 2004 (LOC: U.S. Bank NA)	0.190	10/05/12	3,300,000
4,100,000	Butler Co OH Port Auth EDR (Great Miami Vy) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.230	10/05/12	4,100,000
1,900,000	Cambridge OH Hosp Facs Rev (Southeastern Ohio Regl Med) Ser 2002 (LOC: PNC Bank NA)	0.220	10/05/12	1,900,000
1,640,000	Carroll Co OH Hlthcare Facs Rev (St Johns Village) Ser 2000 (LOC: National City Bank)	0.220	10/05/12	1,640,000
3

Touchstone Ohio Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Variable Rate Demand Notes — 75.2% (Continued)
$300,000	Centerville OH Hlthcare Rev (Bethany Lutheran Village) Ser 2007 B (LOC: National City Bank)	0.190	10/05/12	$300,000
5,000,000	Cleveland OH Wtrwks Rev Ser 2008 Q (LOC: Bank Of America NA)	0.150	10/05/12	5,000,000
2,570,000	Columbiana Co OH Rev (East Liverpool Area) Ser 2002 Y (LOC: PNC Bank NA)	0.220	10/05/12	2,570,000
7,085,000	Columbus OH (San Swr) UTGO Ser 2006 1	0.180	10/05/12	7,085,000
700,000	Columbus OH Regl Arpt Auth Rev (OASBO) Ser 2004 A (LOC: U.S. Bank NA)	0.170	10/05/12	700,000
1,265,000	Columbus OH Regl Arpt Auth Rev (Pooled Fing Prog) Ser 2004 A (LOC: U.S. Bank NA)	0.170	10/05/12	1,265,000
530,000	Cuyahoga Co OH EDR (North Coast Cmmnty Homes) Ser 2002 (LOC: National City Bank)	0.270	10/05/12	530,000
2,700,000	Hamilton Co OH EDR (St Xavier H.S.) Ser 2011 (LOC: PNC Bank NA)	0.170	10/05/12	2,700,000
750,000	Hamilton Co OH EDR (The General Protestant) Ser 1997 (LOC: PNC Bank NA)	0.240	10/05/12	750,000
3,235,000	Hamilton Co OH Hlthcare Facs Rev (Children's Home) Ser 2008 (LOC: U.S. Bank NA)	0.180	10/05/12	3,235,000
1,000,000	Hamilton Co OH Hlthcare Facs Rev (Life Enriching Cmntys) Ser 2006 B (LOC: PNC Bank NA)	0.200	10/05/12	1,000,000
1,400,000	Hamilton Co OH Hosp Facs Rev (Childrens Hosp Med Ctr) Ser 2007 M (LOC: JP Morgan Chase Bank NA)	0.190	10/05/12	1,400,000
1,000,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2000 (LOC: JP Morgan Chase Bank NA)	0.190	10/05/12	1,000,000
2,065,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2002 (LOC: U.S. Bank NA)	0.170	10/05/12	2,065,000
700,000	Hamilton Co OH Hosp Facs Rev (Elizabeth Gamble) Ser 2010 B (LOC: PNC Bank NA)	0.170	10/05/12	700,000
1,827,000	Hamilton OH MFH Rev (Affordable Housing) Ser 1998 B (LOC: FHLB)	0.300	10/05/12	1,827,000
465,000	Independence OH Econ Rev (Spectrum Investments Ltd Proj) Ser 2001 (LOC: U.S. Bank NA)	0.220	10/05/12	465,000
6,500,000	Kent State University Rev (General Rcpts) Ser 2008 B (LOC: Bank Of America NA)	0.220	10/05/12	6,500,000
4,905,000	Lancaster OH Port Auth Gas Rev Ser 2008 (SPA: Royal Bank Of Canada)	0.190	10/05/12	4,905,000
845,000	OH St (Common Schs) UTGO Ser 2005 A	0.180	10/05/12	845,000
300,000	OH St (Common Schs) UTGO Ser 2005 B	0.180	10/05/12	300,000
6,000,000	OH St (Infra Impt) UTGO Ser 2001 B	0.180	10/05/12	6,000,000
3,000,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser 2009 A (LOC: Bank Of Nova Scotia)	0.150	10/05/12	3,000,000
4,600,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser 2009 C (LOC: Bank of Tokyo-Mitsubishi UFJ)	0.160	10/05/12	4,600,000
550,000	OH St Higher Edl Facs Rev (Marietta College) Ser 2007 (LOC: JP Morgan Chase Bank NA)	0.190	10/05/12	550,000
150,000	OH St Higher Edl Facs Rev (Xavier Univ) Ser 2000 (LOC: U.S. Bank NA)	0.170	10/05/12	150,000
200,000	OH St Univ (The) Ser 1997	0.150	10/05/12	200,000
1,100,000	OH St Univ (The) Ser 2001	0.150	10/05/12	1,100,000
1,000,000	OH St Univ (The) Ser 2001	0.150	10/05/12	1,000,000
3,520,000	OH St Univ (The) Ser 2009 B	0.150	10/05/12	3,520,000
1,500,000	OH St Univ (The) Ser 2010 E	0.150	10/05/12	1,500,000
5,500,000	OH St Wtr Dev Auth Rev (Multi-Modal Wtr Dev Timken) Ser 2001 (LOC: Northern Trust Company)	0.190	10/05/12	5,500,000
2,675,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) Ser 2003 (LOC: U.S. Bank NA)	0.270	10/05/12	2,675,000
510,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) Ser 2006 (LOC: U.S. Bank NA)	0.270	10/05/12	510,000
6,000,000	Puerto Rico Cmwlth UTGO Ser 2011 (LOC: Barclays Bank Plc)	0.180	10/05/12	6,000,000
2,950,000	Richland Co OH Hlthcare Facs Rev (Wesleyan) Ser 2004 B (LOC: JP Morgan Chase Bank NA)	0.190	10/05/12	2,950,000

4

Touchstone Ohio Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Variable Rate Demand Notes — 75.2% (Continued)
$885,000	Stark Co OH Port Auth Hlthcare Facs Rev (Canton Sch) Ser 2002 (LOC: National City Bank)	0.270	10/05/12	$885,000
965,000	Summit Co OH Rev (Neighborhood Dev Corp) Ser 2004 (LOC: PNC Bank NA)	0.220	10/05/12	965,000
4,700,000	Wood Co OH Hosp Facs Rev (Hosp Assn) Ser 2008 (LOC: JP Morgan Chase Bank NA)	0.200	10/05/12	4,700,000
	Total Variable Rate Demand Notes			$128,192,000

	Total Investment Securities —99.1%
	(Cost $168,971,734)			$168,971,734

	Other Assets in Excess of Liabilities — 0.9%			1,526,566

	Net Assets — 100.0%			$170,498,300

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$168,971,734	$—	$168,971,734

See accompanying Notes to Portfolio of Investments.

5

Portfolio of Investments

Touchstone Tax-Free Money Market Fund – September 30, 2012 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Fixed Rate Revenue and General Obligation Bonds — 21.0%
$100,000	Dallas TX Wtrwks & Swr Sys Rev Ser 2003 A Pre-refunded @ $100	4.250	10/01/12	$100,000
100,000	Louisville KY UTGO Ser 2002 A Pre-refunded @ $100	4.500	10/01/12	100,000
100,000	MA St Hlth & Edu Fac Auth (Univ of MA) Ser 2002 C Pre-refunded @ $100	5.500	10/01/12	100,000
100,000	Met Washington DC Arpts Auth Ser 2002 B Pre-refunded @ $100	4.400	10/01/12	100,000
100,000	Orlando FL Utilities Commission Ser 2002 C Pre-refunded @ $100	5.250	10/01/12	100,000
150,000	Sarasota Co FL Utility Sys Rev Ser 2002 C Pre-refunded @ $100	5.250	10/01/12	150,000
400,000	Kent OH (BANS Var Purp) LTGO Ser 2011	1.000	10/10/12	400,039
300,000	Kent OH (BANS Var Purp) LTGO Ser 2012	1.375	10/10/12	300,068
500,000	Lakewood OH (BANS Var Purp Impt) LTGO Ser 2012	1.125	10/18/12	500,168
500,000	WY OH CSD (BANS (Sch Impt)) UTGO Ser 2012	1.500	10/23/12	500,299
300,000	AMP OH, Inc. (BANS Var Purp) Ser 2011	1.250	10/25/12	300,049
100,000	Highlands Co FL Hlth Facs Auth (Adventist Health Sys) Ser 2003 D Pre-refunded @$100	6.000	11/15/12	100,655
100,000	NY St Pwr Auth Rev Ser A Pre-refunded @ $100	5.000	11/15/12	100,562
150,000	Triborough NY Bridge & Tunnel Rev Ser 2009 B Pre-refunded @ $100	5.250	11/15/12	150,887
500,000	Obetz OH (BANS Var Purp) LTGO Ser 2012	2.250	11/29/12	501,005
100,000	OH St Univ Ser 2009 A	4.000	12/01/12	100,590
100,000	OH St Wtr Dev Auth Rev Ser 2005	5.250	12/01/12	100,816
200,000	Univ Of AR AR Univ Rev (Ualr Campus) Ser 2012 B	1.000	12/01/12	200,200
400,000	Lake Central IN Multi-Dist Sch (BANS 1st Mtg) Ser 2012	1.000	12/28/12	400,000
300,000	Joliet IL Wtrwks & Sewage Rev Ser 2003 Pre-refunded @ $100	4.000	01/01/13	302,694
145,000	MO St Envrnmntl Impt & Energy Resources Auth (Drinking Water) Ser 2002 B Pre-refunded@$100	5.500	01/01/13	146,847
100,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser 2009 B	5.000	01/01/13	101,165
300,000	Warrensville Heights OH (BANS) LTGO Ser 2012	1.500	01/30/13	300,591
100,000	IN St Bond Bank Rev Ser 2001 A Pre-refunded @ $101	5.375	02/01/13	102,609
100,000	Hoover AL (Wts) UTGO Ser 2004	4.000	03/01/13	101,456
600,000	Hamilton Twp OH (BANS Var Purp Pub Infra) LTGO Ser 2012	1.750	03/13/13	601,589
700,000	Butler Technology & Career Dev (BANS Sch Impt) LTGO Ser 2012	1.500	03/14/13	702,497
300,000	Fishers IN Redev Auth Lease Rev (BANS) Ser 2012	0.750	04/12/13	300,000
200,000	Kirtland OH (BANS Var Purp) LTGO Ser 2012	1.000	07/17/13	200,630
516,000	Olmsted Falls OH (BANS Fire Station) UTGO Ser 2012	1.000	08/07/13	517,520
435,000	AMP OH, Inc. (BANS Elec Sys Impt Cleveland) Ser 2012	1.000	08/08/13	435,372
300,000	Cuyahoga Heights OH (BANS Var Purp) LTGO Ser 2012	2.000	09/12/13	302,815
250,000	Hamilton OH (BANS Var Purp) LTGO	1.125	10/03/13	251,300
	Total Fixed Rate Revenue and General Obligation Bonds			$8,672,423
	Variable Rate Demand Notes — 79.4%
1,200,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2010 C (LOC: Bank Of Nova Scotia)	0.160	10/01/12	1,200,000
1,000,000	Cuyahoga Co OH Rev (Cleveland Clinic) Ser 2004 B3 (SPA: US Bank NA)	0.200	10/01/12	1,000,000
1,050,000	Jackson Co MS Port Facs Rev (Chevron USA, Inc.) Ser 1993	0.180	10/01/12	1,050,000
1,000,000	Jacksonville FL ECD (Methodist) Ser 2005 (LOC: TD Bank NA)	0.190	10/01/12	1,000,000
500,000	Lincoln Co WY PCR (Fltg Rate Dates Exxon Proj) Ser 1984 A	0.180	10/01/12	500,000
700,000	Lincoln Co WY PCR (Fltg Rate Dates Exxon Proj) Ser 1984 D	0.180	10/01/12	700,000
1,000,000	New York NY UTGO Ser 1993 E2 (LOC: JP Morgan Chase Bank NA)	0.170	10/01/12	1,000,000
1,030,000	OH St Higher Edl Fac Rev (Case Western Rsrv) Ser 2002 A	0.150	10/01/12	1,030,000
1,100,000	OH St Wtr Dev Auth (FirstEnergy) Ser 2011 C (LOC: UBS AG)	0.160	10/01/12	1,100,000
275,000	Sarasota Co FL (Sarasota Memorial Hosp) Ser 2008 A (LOC: Northern Trust Company)	0.190	10/01/12	275,000
1,035,000	VT St Edl & Hlth Bldgs Fin Agy Rev (North Country Hosp) Ser 2007 A (LOC: TD Banknorth NA)	0.210	10/01/12	1,035,000
1,000,000	WI St Hlth & Edl Facs (Bay Area Med Ctr Inc) Ser 2008 (LOC: BMO Harris Bank NA)	0.200	10/01/12	1,000,000

6

Touchstone Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Variable Rate Demand Notes — 79.4% (Continued)
$700,000	Alachua Co FL HFA Rev (Brookside Apts) Ser 2002 A (LIQ: FNMA)	0.200	10/05/12	$700,000
1,000,000	Broward Co FL HFA (Reflections Apts) Ser 1999 (LIQ: FHLMC)	0.170	10/05/12	1,000,000
600,000	Hamilton Co OH Hosp Facs Rev (Fltg Beechwood Home) Ser 2011 (LOC: PNC Bank NA)	0.210	10/05/12	600,000
1,070,000	Hendersonville TN IDB Rev (Windsor Park) Ser 1998 (LIQ: FNMA)	0.200	10/05/12	1,070,000
1,075,000	IA St Fin Auth Small Business Rev (Terrace Ctr Assoc L.P.) Ser 2003 (LOC: Wells Fargo Bank NA)	0.280	10/05/12	1,075,000
1,000,000	IL St Fin Auth Rev (Lake Forest College) Ser 2008 (LOC: Northern Trust Company)	0.180	10/05/12	1,000,000
695,000	Indianapolis IN MFH Rev (Ltd Oblig Nora Commons) Ser 2004 B (LOC: FHLB)	0.190	10/05/12	695,000
210,000	Jackson WI IDR (J 5 Enterprise LLC) Ser 2000 A (LOC: BMO Harris Bank NA)	0.560	10/05/12	210,000
1,200,000	JEA FL Dist Energy Sys Rev Ser 2004 A (LOC: State Street B&T Co)	0.190	10/05/12	1,200,000
260,000	Lancaster NE IDR (Garner Inds Inc) Ser 2000 B (LOC: Wells Fargo Bank NA)	0.490	10/05/12	260,000
750,000	Lawrenceburg IN PCR (Ind Mich Pwr Co) Ser 2011 I (LOC: Bank Of Nova Scotia)	0.150	10/05/12	750,000
1,180,000	Lexington-Fayette Co KY Govt IBR (Eastland Parkway) Ser 2006 (LOC: Traditional Bank Inc)	0.330	10/05/12	1,180,000
600,000	Lexington-Fayette Co KY Govt IBR (Liberty Ridge) Ser 2006 (LOC: Traditional Bank Inc)	0.430	10/05/12	600,000
240,000	Lucas Co OH Hosp Rev (Sunshine Inc NW OH) Ser 1999 (LOC: PNC Bank NA)	0.270	10/05/12	240,000
925,000	MA St Dev Fin Agy Rev (Seven Hills Fndtn) Ser 2008 A (LOC: TD Banknorth NA)	0.150	10/05/12	925,000
680,000	NY St Dorm Auth Rev (FFT Senior Cmntys) Ser 2012 (LOC: HSBC Bank USA NA)	0.170	10/05/12	680,000
608,000	Orange Co FL IDA Rev (Adj Trinity Prep Sch Inc) Ser 2005 (LOC: Wells Fargo Bank NA)	0.290	10/05/12	608,000
1,050,000	Palm Beach Co FL Rev (Henry Morrison Flagler) Ser 2003 (LOC: Northern Trust Company)	0.180	10/05/12	1,050,000
1,200,000	Pima Co AZ IDA Rev (Fltg Tucscon Elec) Ser 1992 (LOC: Bank Of NY Mellon)	0.170	10/05/12	1,200,000
485,000	S.W. IL Dev Auth (Deli Star Ventures) Ser 2008 (LOC: BMO Harris Bank NA)	0.560	10/05/12	485,000
1,310,000	Saint Charles Co MO IDA (Patriot Machine Inc) Ser 2002 (LOC: U.S. Bank NA)	0.310	10/05/12	1,310,000
935,000	Springfield MO IDA Rev (DMP Pptys LLC) Ser 2010 (LOC: Guaranty Bank/FHLB)	0.350	10/05/12	935,000
1,500,000	Summit Co OH IDR (S A Comunale Inc) Ser 1999 (LOC: PNC Bank NA)	0.260	10/05/12	1,500,000
300,000	Tucson AZ IDA (Fluoresco Old Nogales) Ser 2000 (LOC: Bank One Arizona NA)	0.440	10/05/12	300,000
1,000,000	WA St HFC MFH Rev (Clark Island Portfolio) Ser 2007 (LIQ: FHLMC)	0.230	10/05/12	1,000,000
490,000	WI Hlth & Edl Fac Auth Rev (Cedar Crest Inc) Ser 2011 (LOC: BMO Harris Bank NA)	0.180	10/05/12	490,000
500,000	Chatom AL IDB Gulf Opp Zone (Powersouth Energy Coop) Ser 2011 A (SPA: National Rural Utilities Finance)	0.600	11/15/12	500,000
300,000	Monroe Co NY IDA Rev (Natl Dev Council) Ser 1986 (LOC: HSBC Bank USA NA)	3.250	06/15/13	300,000
	Total Variable Rate Demand Notes			$32,753,000

				Value

	Total Investment Securities —100.4%
	(Cost $41,425,423)			$41,425,423

	Liabilities in Excess of Other Assets — (0.4%)			(179,669)

	Net Assets — 100.0%			$41,245,754

7

Touchstone Tax-Free Money Market Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$41,425,423	$—	$41,425,423

See accompanying Notes to Portfolio of Investments.

8

Notes to Portfolio of Investments

September 30, 2012 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Transfers in and out of the levels are recognized at the value at the end of the period. During the period ended September 30, 2012, there were no significant transfers between Levels 1, 2 and 3.

The aggregate value by input level, as of September 30, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by credit quality and security type.The Funds did not hold any Level 3 categorized securities during the period ended or as of September 30, 2012.

Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value, and are categorized in Level 2. Securities for which market quotations are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3.

Delayed delivery transactions— The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the net asset value (“NAV”) as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

9

Notes to Portfolio of Investments (Continued)

Federal Tax Information— As of September 30, 2012 , the Funds had the following federal tax cost resulting in net unrealized appreciation/(depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Deprecation)
Ohio Tax Free Bond Fund	$54,141,480	$5,022,072	—	$5,022,072
Ohio Tax Free Money Market Fund	168,971,734	—	—	—
Tax Free Money Market Fund	41,425,423	—	—	—

10

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Tax-Free Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/21/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/21/12

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	11/21/12

* Print the name and title of each signing officer under his or her signature.